Consideration payable (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities in business combination [abstract]
Summary of consideration payable
The fair value of consideration payable as at June 30, 2024 is summarized below:

$
Opening balance, July 1, 2022	12,768
Payments	(8,334)
Accretion during the period	435
Remeasurement during the period	(2,975)
Ending balance, June 30, 2023	1,894
Payments	(2,096)
Remeasurement during the period	202
Ending balance, June 30, 2024	—